091-01953

For Internal Use Only
SEC File No. 91-

Sub... And 9 Copies

07071032

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U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

JUL 3 0 2007

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
American Stock Exchange LLC.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Corporation

3. Class of New Derivative Securities Product: Index-Linked Securities

4. Name of Underlying Instrument: DJIA, Nikkei 225, DJ Euro Stoxx 50 Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: Broad-Based.

6. Ticker Symbol(s) of New Derivative Product: SJP

PROCESSED
AUG 0 6 2007
THOMSON FINANCIAL

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
The common stocks of DJIA are listed on either the NYSE or Nasdaq. The Nikkei 225® Index is currently based on 225 stocks that trade on the Tokyo Stock Exchange, and represents a broad cross-section of Japanese industry. All 225 of the stocks are listed on the First Section of the TSE, which are the most actively traded stocks on the TSE The common stocks of the DJ Euro Stoxx 50 index trade on the following exchanges: Madrid, Dublin, EN Amsterdam, EN Paris, German Xetra, Helsinki, and Milan stock exchanges.

8. Settlement Methodology of New Derivative Securities Product:
Cash settlement on regular-way trades on the American Stock Exchange and settled through the National Securities Clearing corporation ("NSCC") on T+3.

9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Claudia Crowley

Title: Senior Vice President & Chief Regulatory Officer

Telephone Number: (212) 306-2432

Manual Signature of Official Responsible for Form: Claudia Crowley

Date: July 27, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 3 0 2007

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

SECURITIES AND EXCHANGE COMMISSION
JUL 30 2007
DIVISION OF MARKET REGULATION

July 27, 2007

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the Citigroup Stock Market Upturn Note linked to the US-Europe-Japan Basket (SJP), listed pursuant to the Amex Company Guide Section 107.

Sincerely,

Bryan Fischer

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 30 2007

END